Income Taxes (Details) - Hong Kong [Member]	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Taxes [Line Items]
Percentage of reduction granted	100.00%	100.00%
Amount of tax payable subject to a maximum reduction		$ 1,500	$ 3,000
Minimum [Member]
Income Taxes [Line Items]
Percentage of assessable profits	8.25%	8.25%
Assessable profits	$ 256,664	$ 2,000,000
Maximum [Member]
Income Taxes [Line Items]
Percentage of assessable profits	16.50%	16.50%
Assessable profits	$ 256,664	$ 2,000,000